FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total Level 3 assets	$ 557,905		$ 492,557
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Total Level 3 assets	16,002		$ 14,538
Level 3 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,200
Balance at the end of the period	2,300
Level 3 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,000
Balance at the end of the period	1,300
Level 3 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700
Balance at the end of the period	700
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,300	$ 3,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	(100)
Purchases	900	400
Sales	(700)	(1,100)
Issuances	1,000	1,100
Settlements	(400)	(400)
Transfers into Level 3	700	400
Transfers out of Level 3	(200)	(100)
Foreign currency translation	0	100
Balance at the end of the period	3,400	3,500
Level 3 | Financial assets at fair value held for trading | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	200	100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(300)	(0)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	400	100
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of the period	200	200
Level 3 | Financial assets at fair value held for trading | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	900	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	400	300
Sales	(200)	(400)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	200	100
Transfers out of Level 3	(200)	(100)
Foreign currency translation	0	0
Balance at the end of the period	1,100	800
Level 3 | Financial assets at fair value held for trading | of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,100	1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(300)	(500)
Issuances	1,000	1,100
Settlements	(400)	(300)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of the period	1,400	2,200
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	3,200	2,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	200	100
Purchases	0	0
Sales	(0)	(0)
Issuances	700	1,300
Settlements	(800)	(900)
Transfers into Level 3	100	300
Transfers out of Level 3	(700)	(300)
Foreign currency translation	0	0
Balance at the end of the period	2,800	3,200
Level 3 | Derivative financial instruments | of which: Interest rate
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,200	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	100	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	100
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(100)	(200)
Transfers into Level 3	0	100
Transfers out of Level 3	(400)	(0)
Foreign currency translation	0	(100)
Balance at the end of the period	800	900
Level 3 | Derivative financial instruments | of which: Equity / index
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	1,400	1,100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	200	(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	100	(200)
Purchases	0	0
Sales	(0)	(0)
Issuances	600	700
Settlements	(700)	(300)
Transfers into Level 3	0	100
Transfers out of Level 3	(300)	(200)
Foreign currency translation	0	0
Balance at the end of the period	1,300	1,300
Level 3 | Derivative financial instruments | of which: Credit
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	300	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	(100)	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	200
Purchases	0	0
Sales	(0)	(0)
Issuances	100	500
Settlements	(0)	(300)
Transfers into Level 3	0	100
Transfers out of Level 3	(0)	(100)
Foreign currency translation	0	0
Balance at the end of the period	400	900
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	8,900	8,700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	700	700
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	700	600
Purchases	100	100
Sales	(100)	(300)
Issuances	1,400	700
Settlements	(1,000)	(800)
Transfers into Level 3	0	100
Transfers out of Level 3	(200)	(100)
Foreign currency translation	0	200
Balance at the end of the period	9,700	9,300
Level 3 | Financial assets at fair value not held for trading | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	2,100	2,900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	100
Purchases	0	100
Sales	(0)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	100
Balance at the end of the period	2,100	3,100
Level 3 | Financial assets at fair value not held for trading | of which: Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	4,200	3,200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	700	700
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	700	700
Purchases	0	0
Sales	(0)	(0)
Issuances	1,200	500
Settlements	(500)	(700)
Transfers into Level 3	0	0
Transfers out of Level 3	(200)	(0)
Foreign currency translation	0	100
Balance at the end of the period	5,400	3,700
Level 3 | Financial assets at fair value not held for trading | of which: Auction rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	200	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(0)
Issuances	0	0
Settlements	(200)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of the period	0	200
Level 3 | Financial assets at fair value not held for trading | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	700	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(100)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of the period	600	600
Level 3 | Financial assets at fair value not held for trading | of which: Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	500	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	0	0
Purchases	0	0
Sales	(0)	(100)
Issuances	0	0
Settlements	(0)	(0)
Transfers into Level 3	0	0
Transfers out of Level 3	(0)	(0)
Foreign currency translation	0	0
Balance at the end of the period	$ 400	$ 500